BB&T Variable Insurance Funds
434 Fayetteville Street Mall
Fifth Floor
Raleigh, North Carolina 27601
May 4, 2009
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
     Re:      BB&T Variable Insurance Funds (the “Trust”): File Nos. 333-121205 and 811-21682
Ladies and Gentlemen:
     This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following forms of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 20, 2009 and effective May 1, 2009:
     (i) Prospectus, dated May 1, 2009, relating to the BB&T Large Cap Variable Insurance Fund;
     (ii) Prospectus, dated May 1, 2009, relating to the BB&T Mid Cap Growth Variable Insurance Fund;
     (iii) Prospectus, dated May 1, 2009, relating to the BB&T Capital Manager Equity Variable Insurance Fund;
     (iv) Prospectus, dated May 1, 2009, relating to the BB&T Special Opportunities Equity Variable Insurance Fund;
     (v) Prospectus, dated May 1, 2009, relating to the BB&T Total Return Bond Variable Insurance Fund; and
     (vi) Statement of Additional Information, dated May 1, 2009, relating to the BB&T Large Cap Variable Insurance Fund, BB&T Mid Cap Growth Variable Insurance Fund, BB&T Capital Manager Equity Variable Insurance Fund, BB&T Special Opportunities Equity Variable Insurance Fund, and the BB&T Total Return Bond Variable Insurance Fund.

BB&T VARIABLE INSURANCE FUNDS Registrant
/s/ E.G. Purcell, III
*E.G. Purcell, III
President

* By:	/s/ Alan G. Priest
Alan G. Priest, as Attorney-in-fact
pursuant to power of attorney filed previously